Borrowings and financial liabilities - Sensitivity analysis (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 19, 2021 EUR (€)	Nov. 19, 2021 EUR (€)	Sep. 20, 2021 EUR (€)
Disclosure of financial liabilities [line items]
Fair value of the debt component (in thousands of )	€ 2,250
Fair value of the derivative instruments (in thousands of )	€ 819
Amount to be received upon conversion event in percentage of total interest paid	9.94%
Effective interest rate	11.68%
Financial liability determined using the amortized cost method	€ 2,250
Sixty One Percentage Volatility over next Six months Member
Disclosure of financial liabilities [line items]
Fair value of the derivative instruments (in thousands of )	642
Eighty Five Percentage Volatility over next Twelve months with Credit Spread of Ten Percentage Member
Disclosure of financial liabilities [line items]
Fair value of the derivative instruments (in thousands of )	915
Eighty Five Percentage Volatility over next Twelve months with Credit Spread of Thirteen percentage Member
Disclosure of financial liabilities [line items]
Fair value of the derivative instruments (in thousands of )	938
Atlas Tranche 7 Member
Disclosure of financial liabilities [line items]
Fair value of the convertible notes (in thousands of )	3,077			€ 3,518
Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Fair value of the convertible notes (in thousands of )	€ 3,550	€ 3,646
Non-convertible Bonds And Convertible Notes To Kreos, 2021
Disclosure of financial liabilities [line items]
Prepayment Notice Period	30 days
Discount Rate Prepayment Calculation	10.00%
Amount to be received upon conversion event in percentage of total interest paid	10.00%
Volatility | Sixty One Percentage Volatility over next Six months Member
Disclosure of financial liabilities [line items]
Input to valuation	9.5		9.5
Fair value of the convertible notes (in thousands of )			€ 2,814
Fair value of the debt component (in thousands of )			2,259
Fair value of the derivative instruments (in thousands of )			555
"Day one" loss			564
Financial liability determined using the amortized cost method			€ 2,259
Volatility | Eighty Five Percentage Volatility over next Twelve months with Credit Spread of Ten Percentage Member
Disclosure of financial liabilities [line items]
Input to valuation	10		10
Fair value of the convertible notes (in thousands of )			€ 3,045
Fair value of the debt component (in thousands of )			2,227
Fair value of the derivative instruments (in thousands of )			819
"Day one" loss			795
Financial liability determined using the amortized cost method			€ 2,227
Volatility | Eighty Five Percentage Volatility over next Twelve months with Credit Spread of Thirteen percentage Member
Disclosure of financial liabilities [line items]
Input to valuation	13		13
Fair value of the convertible notes (in thousands of )			€ 2,883
Fair value of the debt component (in thousands of )			2,043
Fair value of the derivative instruments (in thousands of )			839
"Day one" loss			633
Financial liability determined using the amortized cost method			€ 2,043
Volatility | Atlas Tranche 7 Member
Disclosure of financial liabilities [line items]
Input to valuation	49.65			46.34
Volatility | Atlas Tranche 7 Member | Sixty One Percentage Volatility over next Six months Member
Disclosure of financial liabilities [line items]
Input to valuation	6
Fair value of the convertible notes (in thousands of )	€ 3,173
Volatility | Atlas Tranche 7 Member | Eighty Five Percentage Volatility over next Twelve Months Member
Disclosure of financial liabilities [line items]
Input to valuation	12
Fair value of the convertible notes (in thousands of )	€ 3,383
Volatility | Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Input to valuation	49.65	59.48
Volatility | Atlas Tranche 8 Member | Sixty One Percentage Volatility over next Six months Member
Disclosure of financial liabilities [line items]
Input to valuation	6
Fair value of the convertible notes (in thousands of )	€ 3,661
Volatility | Atlas Tranche 8 Member | Eighty Five Percentage Volatility over next Twelve Months Member
Disclosure of financial liabilities [line items]
Input to valuation	12
Fair value of the convertible notes (in thousands of )	€ 3,903